Intangible Assets - Summary of Goodwill (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in goodwill [line items]
Acquisition cost		₩ 922,959	₩ 918,913
Carrying amount	[1]	874,048	866,974
Housing&Commercial Bank
Disclosure of reconciliation of changes in goodwill [line items]
Acquisition cost		65,288	65,288
Carrying amount	[1]	65,288	65,288
KB Securities Co., Ltd.
Disclosure of reconciliation of changes in goodwill [line items]
Acquisition cost		70,265	70,265
Carrying amount	[1]	58,889	58,889
KB Capital Co.,Ltd.
Disclosure of reconciliation of changes in goodwill [line items]
Acquisition cost		79,609	79,609
Carrying amount	[1]	79,609	79,609
KB Savings Bank Co., Ltd.
Disclosure of reconciliation of changes in goodwill [line items]
Acquisition cost		115,343	115,343
Carrying amount	[1]	57,403	57,403
KB Securities Vietnam Joint Stock Company
Disclosure of reconciliation of changes in goodwill [line items]
Acquisition cost		13,092	13,092
Carrying amount	[1]	14,988	13,820
KB DAEHAN SPECIALIZED BANK PLC
Disclosure of reconciliation of changes in goodwill [line items]
Acquisition cost	[2]	6,189	6,189
Carrying amount	[1],[2]	0	0
KB PRASAC BANK PLC
Disclosure of reconciliation of changes in goodwill [line items]
Acquisition cost	[3]	398,144	398,144
Carrying amount	[1],[3]	419,918	422,575
PT Sunindo Kookmin Best Finance
Disclosure of reconciliation of changes in goodwill [line items]
Acquisition cost		2,963	2,963
Carrying amount	[1]	3,172	2,911
PT Bank KB Bukopin TBK
Disclosure of reconciliation of changes in goodwill [line items]
Acquisition cost		89,220	89,220
Carrying amount	[1]	94,162	86,410
PT. KB Finansia Multi Finance
Disclosure of reconciliation of changes in goodwill [line items]
Acquisition cost		51,820	51,820
Carrying amount	[1]	57,853	53,089
PT. KB Valbury Sekurita
Disclosure of reconciliation of changes in goodwill [line items]
Acquisition cost		11,070	11,070
Carrying amount	[1]	12,063	11,070
Others
Disclosure of reconciliation of changes in goodwill [line items]
Acquisition cost		19,956	15,910
Carrying amount	[1]	₩ 10,703	₩ 15,910

[1]	Includes the effect of exchange differences and others.
[2]	KB DAEHAN SPECIALIZED BANK PLC. and I-Finance Leasing merged on December 19, 2024.
[3]	Kookmin Bank Cambodia PLC. merged with KB PRASAC BANK PLC. on September 1, 2023.